Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2021
Prospectus Date	rr_ProspectusDate	Dec. 06, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A